Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Financial Statements for Services Received from Employees and Officers

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

Equity-settled share-based payment plans	2,070	7,115	10,516

Schedule of Number of Share Options and the Weighted Average Exercise Prices

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	37,157	100.4	84,415	160.2
Share options granted during the year	-	-	12,824	11.4
Share options exercised during the year	(680)	0.5	14,588	12.8
Share options forfeited during the year	(132)	0.4	955	0.4
Share options expired during the year	(19,912)	165.1	44,538	179.1

Share options outstanding at end of year	16,433	28.4	37,158	100.1

Share options exercisable at end of year	16,104	25.2	35,969	99.5

Schedule of Status of RSUs

A summary of the status of RSUs under the Plan as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year*	161,569
Granted	-
Vested	(43,697)
Forfeited and cancelled	(13,094)

Outstanding at end of year	104,778

*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2024.

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2024, 2023 and 2022, was comprised as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	-	35	206
Research and development expenses	(11)	3,010	603
Sales and marketing expenses	(32)	211	1,504
General and administrative expenses	2,113	3,859	8,203

Total share-based payment	2,070	7,115	10,516